Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Unified Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001199046
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ust
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2022
Prospectus Date	rr_ProspectusDate	Oct. 28, 2022
Silk Invest New Horizons Frontier Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Silk Invest New Horizons Frontier Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Expense Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions the Fund will invest at least 80% of its net assets in securities of issuers located in frontier markets, or whose primary operations or principal trading markets are in frontier markets, and depositary receipts (including American Depositary Receipts) of such issuers. “Frontier markets” are a subset of “emerging markets,” representing countries that generally have smaller economies or less developed capital markets than traditional emerging market countries. In general, “frontier” market countries are currently considered by the Fund’s adviser, Silk Invest Limited (the “Adviser”), to be those countries included in at least one of the following frontier markets indices: MSCI Frontier Markets Index, Russell Frontier Index, FTSE Frontier Index or S&P Frontier BMI Index. These countries typically are located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America.

The Adviser currently considers the following countries, among others, to be frontier market countries:

●	Central and Eastern Europe: Belarus, Bosnia and Herzegovina, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Latvia, Lithuania, Macedonia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, and Ukraine

●	Africa: Botswana, Cote d’Ivoire, Egypt, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, South Africa, Swaziland, Tanzania, Tunisia, Uganda, Zambia, and Zimbabwe

●	Middle East: Bahrain, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, and United Arab Emirates

●	Asia: Azerbaijan, Bangladesh, Cambodia, Indonesia, Kazakhstan, Mongolia, Pakistan, Philippines, Sri Lanka, Thailand, Turkmenistan, Vietnam

●	Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad and Tobago, Uruguay, Venezuela

The Adviser may make adjustments to the list of frontier market countries from time to time based on economic criteria, market changes, or other factors. The Fund may invest a portion of its assets in investments that are economically tied to traditional emerging market countries.

The Fund will predominantly invest in equity securities. The Fund may invest in companies of any market capitalization. The Fund’s exposure to certain frontier markets typically will be effected through participation notes (“P-Notes”), which are equity-linked derivatives issued by banks or broker-dealers that are designed to replicate the performance of certain issuers. The Fund will have significant investments in the financial services and telecommunications services sectors. The Fund may invest up to 35% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the MSCI Frontier Markets Index.

The Adviser makes investment decisions, predominantly within a defined country universe and liquidity parameters, based on a combination of qualitative and quantitative factors, including macroeconomic factors (such as the overall economy and industry conditions) and company-specific factors (such as management quality). The Adviser may sell securities which no longer meet its investment criteria, to secure gains, limit losses or redeploy assets to more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market and Geopolitical Risks. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent years. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility may have adverse effects on the Fund. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and client-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

COVID-19 Risks. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty that may continue as restrictions are lifted or reinstated.

Equity Securities Risks. Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes. Geopolitical events, including those in North Korea, Ukraine and the Middle East, may also cause market disruptions.

Depositary Receipts Risks. The risks of depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)) include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Frontier Markets Risks. Investments in frontier markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market economies can be subject to greater social, economic, regulatory, and political uncertainties. Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of frontier countries in which Fund investments may be made, including expropriation, nationalism and other confiscation, could result in loss. Frontier market securities also tend to be less liquid.

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Valuation Risks. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Sector Weightings Risks. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Financial Services Sector Risks. To the extent that the Fund invests a significant portion of its assets in the financial services sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may also be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Telecommunication Services Sector Risks. To the extent that the Fund invests a significant portion of its assets in the telecommunications services sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the telecommunications services sector. Companies in the telecommunication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including, but not limited to, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund (“IMF”) or managed adjustments in relative currency values and other protectionist measures imposed or negotiated by countries with which frontier market companies trade. For example, Nigeria has experienced economic challenges and liquidity issues with respect to its currency.

Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of medium-capitalization and small-capitalization companies may be substantially less than is typical of larger companies.

P-Note Risks. P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of an underlying security or market. The risks of P-Notes include many of the risks associated investing directly in foreign securities. Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio management team to produce the desired results.

Liquidity Risks. From time to time, the trading market for a particular investment or type of security in which the Fund invests may become less liquid or even illiquid. The Fund may not be able to sell certain securities when the Adviser considers it desirable to do so and/or may have to sell the security at a lower price. Market prices for such securities may be volatile.

Industry Concentration Risks. The Fund may invest up to 35% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the MSCI Frontier Markets Index. At any time the Fund has such a concentration of investments in a single industry group, it will be particularly vulnerable to adverse economic, political, and other factors that affect that industry group. Investment opportunities in many frontier market countries may be concentrated in the banking industry. In many frontier markets, banks are among the largest publicly-traded companies and their securities are among the most widely traded. The banking industry is a comparatively narrow segment of the economy generally, including in frontier market countries and, therefore, the Fund may experience greater volatility than portfolios investing in a less-concentrated fashion or a broader range of industries. Issuers in the banking industry may be subject to additional risks such as increased competition within the industry, or changes in legislation, or government regulations affecting the industry. The value of the Fund’s shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition. Such risks may be magnified with respect to securities of issuers in frontier markets.

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is the successor to the Frontier Silk Invest New Horizons Fund (the “Predecessor Fund”), a series of Frontier Funds, Inc. The Predecessor Fund reorganized into the Fund on April 9, 2018. The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Institutional Class shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Institutional Class shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-797-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.silkinvest.com/silk-invest-new-horizons-frontier-fund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Return (year ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Best Quarter:	Second Quarter 2020	19.36%
Worst Quarter:	First Quarter 2020	(32.57)%

The Fund’s year-to-date return through September 30, 2022 is (17.82)%

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.82%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/21)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or U.S. taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-797-9745, or data current to the most recent quarter end may be accessed on the Fund’s website at www.silkinvest.com/silk-invest-new-horizons-frontier-fund.

Silk Invest New Horizons Frontier Fund | MSCI Frontier Markets Index Adjusted (Net) (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.73%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.57%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%	[1]
Silk Invest New Horizons Frontier Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FSNHX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	$ 15.00
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.45%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 208
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	734
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,793
Annual Return 2017	rr_AnnualReturn2017	18.09%
Annual Return 2018	rr_AnnualReturn2018	(19.50%)
Annual Return 2019	rr_AnnualReturn2019	3.28%
Annual Return 2020	rr_AnnualReturn2020	6.95%
Annual Return 2021	rr_AnnualReturn2021	18.93%
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.93%
5 Years	rr_AverageAnnualReturnYear05	4.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2016
Silk Invest New Horizons Frontier Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Silk Invest New Horizons Frontier Fund | Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.79%
5 Years	rr_AverageAnnualReturnYear05	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%

[1]	The MSCI Frontier Markets Index captures large- and mid-cap representation across 28 Frontier Markets (FM) countries: Bahrain, Bangladesh, Burkina Faso, Benin, Croatia, Estonia, Guinea-Bissau, Iceland, Ivory Coast, Jordan, Kenya, Lithuania, Kazakhstan, Mauritius, Mali, Morocco, Niger, Nigeria, Oman, Pakistan, Romania, Serbia, Senegal, Slovenia, Sri Lanka, Togo, Tunisia and Vietnam. The index includes 90 constituents, covering about 85% of the free float-adjusted market capitalization in each country. The index includes the re-investment of dividends and is not reduced for any assumed trading costs or management fees or other assumed occurred expenses. It is not possible to invest directly in an index.
[2]	Includes line of credit and interest expense of 0.01%.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 2.00% of the Fund’s average daily net assets for Institutional Class shares through October 31, 2023. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.